Loans and Borrowings - Schedule of Aggregate Scheduled Maturities of Debt Outstanding (Details) € in Thousands	Sep. 30, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,840,567
2024
Disclosure of detailed information about borrowings [line items]
Borrowings	7,347
2025
Disclosure of detailed information about borrowings [line items]
Borrowings	7,274
2026
Disclosure of detailed information about borrowings [line items]
Borrowings	7,202
2027
Disclosure of detailed information about borrowings [line items]
Borrowings	7,130
2028
Disclosure of detailed information about borrowings [line items]
Borrowings	1,083,553
Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 728,060